Deferred compensation awards - Activity relating to SAR Plan A awards (Detail) - SAR Plan A awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Outstanding
Outstanding (number of shares), Beginning	16,539,300
Outstanding (number of shares), Granted
Outstanding (number of shares), Exercised	(900,800)
Outstanding (number of shares), Forfeited	(89,900)
Outstanding (number of shares), Expired	(95,700)
Outstanding (number of shares), Ending	15,452,900	16,539,300
Outstanding (number of shares), Exercisable, Ending	12,945,000
Weighted-average exercise price
Weighted-average exercise price, Beginning	¥ 679
Weighted-average exercise price, Granted
Weighted-average exercise price, Exercised	298
Weighted-average exercise price, Forfeited	630
Weighted-average exercise price, Expired	298
Weighted-average exercise price, Ending	704	¥ 679
Weighted-average exercise price, Exercisable, Ending	¥ 729
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	3 years 1 month 6 days	3 years 10 months 24 days
Weighted-average remaining life until expiry (years), Exercisable	2 years 7 months 6 days